EA Series Trust
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

May 13, 2026

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:
EA Series Trust (the “Trust”)
File Nos. 333-195493; 811-22961
Humilis US SMID Focused ETF (S000104620)
Humilis US Large Cap Fundamental Value ETF (S000104621)
Humilis US Focused Opportunities ETF (S000104622)
Humilis US Dividend Growth Opportunities ETF (S000104623)
(each, a “Fund,” and together, the “Funds”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated May 13, 2026, and filed electronically as Post-Effective Amendment No. 611 to the Trust’s Registration Statement on May 12, 2026.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (617) 290-8738.
Sincerely,
/s/ Michael Barolsky
Michael Barolsky
Vice President & Secretary